LEASES (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)
LEASES
Operating lease right of use asset		$ 157		$ 208	$ 807
Decrease in lease liability		(2)	$ (4)	(87)	(54)
Operating lease liability		159		208	720
Lease costs		$ 199		$ 712	$ 662
Operating lease, weighted average remaining lease term		9 months		1 year
Operating lease, weighted average discount rate percent		6.75%		6.75%
BCT
LEASES
Area of land | ft²				1,000
Term of lease	60 months
Extension term of lease	60 months
Monthly lease payments	$ 18
Operating lease right of use asset	$ 1,576
Decrease in lease liability				$ 1,395
Decrease in ROU				$ 1,695